Cover	Nov. 24, 2025	Aug. 29, 2025
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Nov. 24, 2025
Entity Registrant Name		BARNES & NOBLE EDUCATION, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-37499
Entity Tax Identification Number		46-0599018
Entity Address, Address Line One		NJ
Entity Address, Address Line One		180 Park Avenue, Suite 301,
Entity Address, City or Town		Florham Park,
Entity Address, Postal Zip Code		07932
City Area Code		(908)
Local Phone Number		991-2665
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		BNED
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001634117